Background and operations	12 Months Ended
Mar. 31, 2018
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Background and operations

1.	Background and operations

Tata Motors Limited and its subsidiaries and joint operations, (collectively referred to as “the Company” or “Tata Motors”), designs, manufactures and sells a wide range of automotive vehicles. The Company provides financing for the vehicles sold by dealers of the Company in certain markets. The Company also manufactures engines for industrial and marine applications, aggregates such as axles and transmissions for commercial vehicles and factory automation equipment, and provides information technology services.

Tata Motors Limited is a public limited company incorporated and domiciled in India and has its registered office at Mumbai, Maharashtra, India.

The Company’s subsidiaries include the Jaguar Land Rover business (referred to as JLR or Jaguar Land Rover).

As on March 31, 2018, Tata Sons Limited (or Tata Sons), together with its subsidiaries, owns 36.46% of the Ordinary shares and 0.09% of ‘A’ Ordinary shares of Tata Motors Limited, and has the ability to significantly influence the Company’s operations (refer note 25 for voting rights relating to Ordinary shares and ‘A’ Ordinary shares).

The consolidated financial statements were approved by the Board of Directors and authorized for issue on July 31, 2018.